Risk Management - Maturity analysis of Offbalance accounts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for off balance sheet item [Abstract]
Guarantees	₩ 12,987,809	₩ 11,809,456
Loan commitments	114,414,462	112,088,680
Other commitments	₩ 3,427,331	₩ 4,933,086